Annual Total Returns- JPMorgan U.S. Treasury Plus Money Market Fund (Empower Shares) [BarChart] - Empower Shares - JPMorgan U.S. Treasury Plus Money Market Fund - Institutional		2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	[1]	none	none	none	none	none	0.19%	0.73%	1.70%	2.04%	0.35%

[1]	The performance of Empower Shares would be substantially similar to the performance of Institutional Shares because the Fund is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.